Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Adjusted Balance [Member]	Share Capital [Member]	Share Capital [Member] Adjusted Balance [Member]	Contributed Surplus [Member]	Contributed Surplus [Member] Adjusted Balance [Member]	Retained Earnings [Member]	Retained Earnings [Member] Adjusted Balance [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Adjusted Balance [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Aug. 31, 2017	$ 196,790		$ 90,411		$ 18,184		$ 127,160		$ (38,965)		$ 0
Reclassification of stock-based compensation costs (note 14)	0		1,526		(1,526)		0		0		0
Stock-based compensation costs	1,770		0		1,770		0		0		0
Business combination (note 3)	(3,662)		0		0		0		0		(3,662)
Acquisition of non-controlling interest on acquisition of subsidiary (note 3)	3,662		0		0		(352)		0		4,014
Net loss for the year	(12,254)		0		0		(11,902)		0		(352)
Other comprehensive income (loss)
Foreign currency translation adjustment	(6,491)		0		0		0		(6,491)		0
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	(1,894)		0		0		0		(1,894)		0
Comprehensive loss for the year	(20,639)
Adoption of IFRS 9 (note 2) (Adoption of IFRS 9 or Adjustment for Adoption of IFRS 9 [Member]) at Aug. 31, 2018	(253)		0		0		(253)		0
Adoption of IFRS 9 (note 2) at Aug. 31, 2018	177,921	$ 177,668	91,937	$ 91,937	18,428	$ 18,428	114,906	$ 114,653	(47,350)	$ (47,350)	$ 0
Reclassification of stock-based compensation costs (note 14)	0		1,106		(1,106)		0		0
Redemption of share capital (note 14)	(312)		(337)		25		0		0
Stock-based compensation costs	1,849		0		1,849		0		0
Net loss for the year	(2,480)		0		0		(2,480)		0
Other comprehensive income (loss)
Foreign currency translation adjustment	(4,177)		0		0		0		(4,177)
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	16		0		0		0		16
Comprehensive loss for the year	(6,641)
Adoption of IFRS 9 (note 2) at Aug. 31, 2019	172,564		92,706		19,196		112,173		(51,511)
Reclassification of stock-based compensation costs (note 14)	0		1,530		(1,530)		0		0
Redemption of share capital (note 14)	(225)		(212)		(13)		0		0
Stock-based compensation costs	2,027		0		2,027		0		0
Net loss for the year	(9,540)		0		0		(9,540)		0
Other comprehensive income (loss)
Foreign currency translation adjustment	5,994		0		0		0		5,994
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	1,743		0		0		0		1,743
Comprehensive loss for the year	(1,803)
Adoption of IFRS 9 (note 2) at Aug. 31, 2020	$ 172,563		$ 94,024		$ 19,680		$ 102,633		$ (43,774)